Tax expense - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%	19.00%	19.00%
Effective tax rate	97.00%	32.70%	18.50%
Impairment loss	€ 914	€ 1,589	€ 297
Deferred tax assets	1,096	1,689
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	549
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for deferred tax of prior periods	325
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,628	6,824	7,222
Unrecognised deferred tax assets, deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,072	1,113
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,362	4,861	4,963
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,755	3,943
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,827	5,056	€ 4,885
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,692	1,888
Brazil | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,692	1,757
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,682	3,263
Italy | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	253	705
Italy | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,429	2,558
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	173	151
United Kingdom | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 173	€ 151